Submission	Jul. 16, 2025
Submission [Line Items]
Central Index Key	0001711929
Registrant Name	Starwood Real Estate Income Trust, Inc.
Form Type	S-11
Submission Type	S-11
Fee Exhibit Type	EX-FILING FEES